Investments	12 Months Ended
Dec. 31, 2010
Investments
Investments

8. INVESTMENTS

Equity Method Investments

First Reserve Agreement

In May 2010, SunEdison entered into an agreement with First Reserve Corporation ("First Reserve") to establish an entity to provide for the purchase of solar energy systems (the "First Reserve Partnership"). The initial equity commitment of up to $167 million for the entity will be contributed by First Reserve and SunEdison over time in proportion to each party's ownership interest of 90.1% and 9.9%, respectively. SunEdison accounts for its 9.9% non-controlling interest in the First Reserve Partnership under the equity method.

Solar energy systems are planned to be sold to the First Reserve Partnership based on acceptance by the entity. In addition, SunEdison may enter into separate operations and maintenance agreements with the entity related to the projects. During 2010, SunEdison has contributed $10.8 million to the partnership, received $2.0 million in distributions, and has eliminated $0.8 million of profit on sales recognized to the partnership representing its ownership interest. SunEdison's investment in the partnership is $8.0 million as of December 31, 2010.

As of December 31, 2010, SunEdison has executed solar energy system project sales agreements with the First Reserve Partnership, including a 70MW solar energy system located in Italy (the "Rovigo Plant") completed in the fourth quarter 2010, for a total contract value of approximately 289 million Euros (approximately $383 million).

We determined that the executed sale agreements for all projects transacted with the First Reserve Partnership are in substance the sale of real estate and we account for these transactions in accordance with our revenue recognition policy for solar energy system sales involving real estate. See Note 2 for our revenue recognition policies. During the fourth quarter of 2010, the Company met the requirements to recognize the sale of the Rovigo plant and record sales of 215.9 million Euros (approximately $285 million) and profit deferrals of $62.5 million for system performance and uptime guarantees under real estate accounting.

The executed agreements for the sale of the other projects to the First Reserve Partnership contain a termination provision allowing the First Reserve Partnership the right to reject the solar energy system if SunEdison is in breach of the contract. Consequently, these transactions are being accounted for under the financing method until the right to reject the systems has expired and such sales have been consummated. As of December 31, 2010, the Company has collected $17.7 million representing the full contract value under the agreements, which is reported in long-term solar energy system financings on the consolidated balance sheet. At the point that profit is recognized the Company will eliminate profit on these sales for our ownership interest in the First Reserve Partnership by reducing revenue, cost of goods sold and our investment account.

Zhenjiang Huantai (formerly Jiangsu Huantai) Joint Venture

In May 2010, we entered into an equity method joint venture with Zhenjiang Huantai Silicon Science Ltd. Co. (formerly Jiangsu Huantai Group Co. Ltd) for the manufacture of multicrystalline ingots and wafers in Yangzhong City, Jiangsu Province, China (the "Zhenjiang Huantai JV"). The Zhenjiang Huantai JV will manufacture and supply silicon solar wafers to MEMC Singapore and other customers in the Chinese and international markets. MEMC's ownership of the joint venture is 49.82% and Zhenjiang Huantai Silicon Science Ltd Co. will own 50.18%. During 2010, MEMC contributed $9.9 million to the joint venture as equity investment and provided $27.0 million cash in the form of a note payable which was subsequently converted into equity investment. The agreement requires that MEMC contribute an additional $17.8 million within the next two years, the timing of which is to be decided by the board of directors of the joint venture at a later date. Subsequent to December 31, 2010, MEMC made a contribution of $15.0 million.

Investments Recorded at Fair Value

		Gross Unrealized Gains/(Losses) and Other-than- temporary Impairments Recorded in Earnings(1)	Other-than- temporary Impairments in Accumulated Other Comprehensive Income (Loss)(2)	Unrealized Gains/(Losses) in Other Comprehensive Income		Fair Value of Investments in Unrealized Loss Positions with no Recognized Losses	Unrealized Losses on Investments in Unrealized Loss Positions with no Recognized Losses
	Cost				Fair Value		Greater than twelve months	Less than twelve months
In millions

As of December 31, 2010:

Available for sale securities:

Equity investment securities	$12.4	$—	$—	$28.7	$41.1	$—	$—	$—

As of December 31, 2009:

Trading securities:

Auction rate securities	$40.5	$(2.1)	$—	$—	$38.4	$—	$—	$—

Available for sale securities:

Fixed Income Funds	97.5	7.7	—	5.6	110.8	—	—	—

Corporate debt securities	33.1	(9.7)	1.2	(1.6)	23.0	9.4	(1.6)	—

Asset-backed securities	19.2	(2.2)	0.1	(0.2)	16.9	16.7	(0.2)	—

Mortgage-backed securities	30.8	(4.6)	(1.6)	(0.5)	24.1	20.9	(0.5)	—

Equity investment securities	12.4	—	—	28.6	41.0	—	—	—

	193.0	(8.8)	(0.3)	31.9	215.8	47.0	(2.3)	—

Total	$233.5	$(10.9)	$(0.3)	$31.9	$254.2	$47.0	$(2.3)	$—

(1)	Gross unrealized gains/(losses) were recorded to non-operating (income) expense in the consolidated statements of operations. The gains on fixed income funds relate to dividends earned and reinvested.
(2)

Represents the cumulative effect of adoption of accounting principle related to other-than-temporary impairments on investments. This required a reclassification of the non-credit related portion of changes in fair value of our investments to other comprehensive income previously recorded in our statement of operations.

The carrying value of short-term and long-term investments consists of the following:

	As of December 31, 2010	As of December 31, 2009
In millions

Items measured at fair value on a recurring basis	$41.1	$254.2

Equity method investments	46.1	101.6

Time deposits	0.1	4.6

Equity investments at cost	23.1	23.1

Total investments	110.4	383.5

Less: short-term investments	0.1	85.9

Non-current investments	$110.3	$297.6

There have been no identified events or circumstances that would have an adverse effect on our cost method investments as of December 31, 2010. As a result, these continue to be recorded at cost.

As of December 31, 2009, we held $110.8 million in fixed income funds, net of temporary gains of $5.6 million. During 2010, we sold the remaining investments related to fixed income funds and recorded gains of $7.0 million.

As of December 31, 2009, we held $64.0 million of investments in a portfolio of asset-backed, mortgage-backed and corporate debt securities, net of temporary impairments of $2.3 million and other-than-temporary impairments of $16.8 million, of which $0.3 million was related to non-credit losses. During 2010, we sold the remaining investments. As a result we recorded a net loss of $2.0 million in the second quarter of 2010.

As of December 31, 2009, we held $38.4 million of short-term investments related to auction rate securities ("ARS"), net of unrealized losses of $2.1 million. During November 2008, we accepted an offer from our investment broker to receive an ARS right (the "ARS Right") that would substantially ensure recovery to par of our ARS. At the same time, we reclassified the ARS from the available-for-sale category to trading. Accordingly, all changes in fair value were recorded to non-operating (income) expense, other and cash receipts were recorded as cash provided by operating activities. During 2010, we sold the remaining short-term investments related to ARS under this right at cost resulting in no gain or loss.

Our investments measured at fair value at December 31, 2010, is comprised only of our investment in equity securities of a customer's common stock (Gintech) acquired in connection with the execution of a long-term supply agreement. This investment is accounted for at fair value and is classified as a long-term available-for-sale investment.

When the fair value of an investment is less than our cost basis, we evaluate the nature of the investment based on current and expected future market conditions, the duration of impairments, the extent to which fair value is less than cost, historical volatility of the security, the financial condition and near term prospects of the issuer, and our ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During 2009 and 2008, we recorded other than temporary impairments of $2.3 million and $14.5 million, respectively, on our available for sale investments. There were no other than temporary impairments in 2010. For the impairments a discounted cash flow analysis was used to calculate the credit loss associated with the impairment considering current repayment of principal and interest as compared to the stated amortization schedule, default rates (if any), subordination level of the security within the structure and collateral ratios. For floating rate securities, the current coupon rate was used as the discount rate and for fixed rate securities; the original coupon rate was used as the discount rate.

The following table presents the changes in other-than-temporary impairments recognized in earnings during the year ended December 31, 2009:

In millions	Total

Amount of other-than-temporary impairments on debt securities held at December 31, 2008	$14.5

Other-than-temporary impairment recognized during the three months ended March 31, 2009	2.3

Non-credit component of other-than-temporary impairment reclassified to accumulated other comprehensive loss on April 1, 2009 in conjunction with cumulative effect transition adjustment	(0.3)

Amount of other-than-temporary impairments recognized in retained earnings on debt securities held at December 31, 2009	$16.5